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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:      028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

 /s/ Eric Salzman                  New York, NY             November 13, 2008
---------------------------     --------------------     ----------------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   19
                                                          ------------------

Form 13F Information Table Value Total:                              $82,134
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         -----------                ------------------------

         NONE

                                                            RNK Capital LLC
                                                      Form 13F Information Table
                                                   Quarter ended September 30, 2008

                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of       Cusip      (in      Principal SH/ Put/       Shared  Shared Other
Issuer                        Class         Number  thousands)    Amount  PRN Call Sole  Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY CORPORATION   COM         00766T100    $733      30,000  SH       Sole                          30,000
------------------------------------------------------------------------------------------------------------------------------------
AMERON INTERNATIONAL CORP      COM         030710107    $1,290    18,000  SH       Sole                          18,000
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED WATER CO INC      ORD         G23773107    $477      28,000  SH       Sole                          28,000
------------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC                   SHS         Y2109Q101    $20,999  591,400  SH  Call Sole                         591,400
------------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE & DOCK
CORP                           COM         390607109    $2,209   350,000  SH       Sole                         350,000
------------------------------------------------------------------------------------------------------------------------------------
HLS SYSTEMS INTERNATIONAL
LTD                            USD COM     G4604M106    $400     100,000  SH       Sole                         100,000
------------------------------------------------------------------------------------------------------------------------------------
ITT CORP NEW                   COM         450911102    $2,781    50,000  SH  Call Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------
LAYNE CHRISTENSEN COMPANY      COM         521050104    $461      13,000  SH       Sole                          13,000
------------------------------------------------------------------------------------------------------------------------------------
LINDSAY CORPORATION            COM         535555106    $1,928    26,500  SH       Sole                          26,500
------------------------------------------------------------------------------------------------------------------------------------
MUELLER WATER PRODUCTS, INC.   COM SER B   624758207    $793     122,000  SH       Sole                         122,000
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN OIL AND GAS, INC.     COM         665531109    $163      20,000  SH       Sole                          20,000
------------------------------------------------------------------------------------------------------------------------------------
PINNACLE GAS RESOURCES INC     COM         723464301    $67       53,000  SH       Sole                          53,000
------------------------------------------------------------------------------------------------------------------------------------
ROBBINS & MYERS, INC           COM         770196103    $711      23,000  SH       Sole                          23,000
------------------------------------------------------------------------------------------------------------------------------------
SJW CORP                       COM         784305104    $599      20,000  SH       Sole                          20,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                        UNIT SER 1  78462F103    $43,496  375,000  SH   Put Sole                         375,000
------------------------------------------------------------------------------------------------------------------------------------
TETRA TECH INC (NEW)           COM         88162G103    $553      23,000  SH       Sole                          23,000
------------------------------------------------------------------------------------------------------------------------------------
URS CORPORATION                COM         903236107    $843      23,000  SH       Sole                          23,000
------------------------------------------------------------------------------------------------------------------------------------
VALMONT INDUSTRIES INC         COM         920253101    $1,902    23,000  SH       Sole                          23,000
------------------------------------------------------------------------------------------------------------------------------------
WATTS WATER TECHNOLOGIES
INC                            CL A        942749102    $1,729    63,200  SH   Put Sole                          63,200
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $82,134
(in thousands)

